Bank loans	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Bank loans

25. Bank loans

The bank loans are repayable from August 2032 to June 2033. They contain a repayment on demand clause and therefore they are classified as current liabilities as at December 31, 2024. They carry interest at 2.5% per annum below the Prime Lending Rate. The bank loans are guaranteed by (i) HKMC Insurance Limited and (ii) personal guarantee, plus interest and other charges provided from the directors of the Group.

	2024	2024	2023
	US$	HK$	HK$

Bank loans repayable:-
Within one year	1,029,798	7,999,165	7,549,277

In the second to fifth years, inclusive	4,466,286	34,692,766	33,115,679
More than five years	3,539,395	27,492,958	37,089,303
	8,005,681	62,185,724	70,204,982

	9,035,479	70,184,889	77,754,259